                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05987

Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended December 31, 2005

MARKET CONDITIONS

During the annual period ended December 31, 2005, the economy continued to grow at a good pace, despite soaring oil prices and the Gulf Coast hurricanes. Gains in employment were respectable, and consumer confidence and spending remained largely intact. Against this backdrop, the Federal Open Market Committee (the
Fed) continued to raise the federal funds target rate. Through a series of eight increments of 25 basis points each, the Fed brought the target rate to 4.25 percent at the end of the period.

Despite the Fed's steady course, yields in the tax free money markets fluctuated during the period, with shorter-term variable rate demand obligations (VRDOs) demonstrating greater volatility than one-year notes. For the overall period, however, yields across the municipal money market sector ended sharply higher.

The State of New York benefited from fiscal, economic and credit improvements throughout the year. Moderate growth has kept New York's economy on a steady course, with post-9/11 business revitalization efforts continuing to provide support to the New York City area. Residential real-estate markets showed continued strength with stability in the office and industrial sectors. The securities industry reported strong business activity, as well as increased hiring and compensation. Among other positives, the State's budget surplus grew and unemployment rates remained in a downward trend.

New York remained a leading issuer of municipal debt accounting for over 10% of all state issuance nationwide in 2005. The State also received a credit rating upgrade from Moody's Investors Service to Aa3, the highest New York State rating from Moody's since 1975 which provided additional support for its municipal bond market.

PERFORMANCE ANALYSIS

As of December 31, 2005, Morgan Stanley New York Municipal Money Market Trust had net assets of more than $65 million and an average portfolio maturity of 36 days. For the 12-month period ended December 31, 2005, the Fund provided a total return of 1.84 percent. For the seven-day period ended December 31, 2005, the Fund provided an effective annualized yield of 2.76 percent and a current yield of 2.73 percent, while its 30-day moving average yield for December was 2.47 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Throughout the period, we managed the portfolio according to our long-standing conservative discipline. Based on our view that short-term rates would continue to rise, the Fund was invested primarily in VRDOs. These securities offer daily or weekly reset features, which allowed the fund to quickly benefit from rising short-term rates. To help offset the potential volatility associated with VRDOs without committing to the uncertainty of longer-dated municipal notes, we invested in fixed-rate tax-exempt commercial paper in the one- to three-month range.

This strategy afforded us with the flexibility to invest in higher-yielding securities as they came to market.

Throughout the period, we used our research-intensive approach to seek out investments that would add value while meeting our conservative, risk-conscious criteria. These included financings for rural schools with attractive debt characteristics and the issues of certain smaller municipalities. Additionally, we were able to increase the Fund's yield by taking advantage of seasonal imbalances in supply and demand. Generally, we favored notes with maturities in the three- to six-month range, while paring exposure to notes in the one-year range.

PORTFOLIO COMPOSITION

Variable Rate Municipal Obligations                             79.7%
Municipal Notes                                                 11.9
Tax-Exempt Commercial Paper                                      8.4

MATURITY SCHEDULE

  1  -   30 Days                                                82.7%
 31  -   60 Days                                                 1.6
 61  -   90 Days                                                 2.3
 91  -   120 Days                                                2.3
121  +   Days                                                   11.1

DATA AS OF DECEMBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND NEW YORK INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT

DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                     BEGINNING            ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD *
                                                   -------------      -------------     ---------------
                                                                                          07/01/05 -
                                                    07/01/05           12/31/05            12/31/05
                                                   -------------      -------------     ---------------
Actual (1.04% return)                              $    1,000.00      $    1,010.40      $        3.09
Hypothetical (5% annual return before expenses)    $    1,000.00      $    1,022.13      $        3.11

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.61% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/364 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIO WOULD HAVE BEEN 0.87%.

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS  -  DECEMBER 31, 2005

PRINCIPAL
AMOUNT IN                                                                                  COUPON       DEMAND
THOUSANDS                                                                                   RATE+        DATE*          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (79.7%)
$    1,000   Jay Street Development Corporation, Fiscal 2001 Ser A-1                        3.36%       01/09/06   $    1,000,000
     1,200   Long Island Power Authority, Electric System Ser 2 Subser 2B                   3.65        01/03/06        1,200,000
     1,490   Metropolitan Transportation Authority, ROCs II-R Ser 263 (FSA)                 3.55        01/09/06        1,490,000
     1,200   Monroe County Industrial Development Agency, St John Fisher College Ser
              2005 (Radian)                                                                 3.51        01/09/06        1,200,000
     1,125   Nassau County Industrial Development Agency, 1999 Cold Spring Harbor
              Laboratory                                                                    3.70        01/03/06        1,125,000
     1,200   Nassau County Interim Finance Authority, Sales Tax Ser 2002 B (FSA)            3.33        01/09/06        1,200,000
             New York City,
     1,000     Fiscal 1994 Ser A Subser A-10                                                3.77        01/03/06        1,000,000
       200     Fiscal 1994 Ser E Subser E-3                                                 3.65        01/03/06          200,000
     1,500     Fiscal 2005 Ser M P-FLOATs PT-3256                                           3.57        01/09/06        1,500,000
             New York City Housing Development Corporation,
     2,000     James Tower Development 2002 Ser A                                           3.50        01/09/06        2,000,000
     2,700     Multi Family Carnegie Park Ser 1997 A                                        3.36        01/09/06        2,700,000
       800   New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 3       3.70        01/03/06          800,000
              Subser 3F
     1,000   New York State, Environmental Quality Ser 1998 G                               2.95        08/03/06        1,000,000
             New York State Dormitory Authority,
     2,865     Mount Saint Mary College, Ser 2005 (Radian)                                  3.55        01/09/06        2,865,000
     1,500     North Shore - Long Island Jewish Obligated Group Ser 2005 Subser A           3.47        01/09/06        1,500,000
     1,000     Personal Income Tax Ser 2005 F Floater Ser QQ (FSA)                          3.54        01/09/06        1,000,000
       650     The Metropolitan Museum of Art Ser A                                         3.50        01/09/06          650,000
     1,500     The New York Public Library Ser 1998 B (MBIA)                                3.36        01/09/06        1,500,000
     1,000     Upstate Community Colleges Ser 2005 C (CIFG)                                 3.55        01/09/06        1,000,000
       790     Yeshiva University Ser 2004 ROCs II-R Ser 4558 (Ambac)                       3.55        01/09/06          790,000
     3,000   New York State Energy Research & Development Authority, Long Island            3.61        01/09/06        3,000,000
              Lighting Co Ser 1997 A (AMT)
             New York State Housing Finance Agency,
     1,200     20  River Terrace Housing 2002 Ser A                                         3.56        01/09/06        1,200,000
     3,000     150 East 44th Street 2000 Ser A (AMT)                                        3.52        01/09/06        3,000,000
     3,200     750 Sixth Avenue 1998 Ser A (AMT)                                            3.61        01/09/06        3,200,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                                  COUPON       DEMAND
THOUSANDS                                                                                   RATE+        DATE*       VALUE
---------------------------------------------------------------------------------------------------------------------------------
$    2,500     Historic Front Street 2003 Ser A                                            3.57%       01/09/06  $   2,500,000
     2,300     State Personal Income Tax Economic Development &
                Housing Ser 2005 C (FGIC)                                                  3.56        01/09/06      2,300,000
     2,000     Talleyrand Crescent 1999 Ser A (AMT)                                        3.50        01/09/06      2,000,000
     1,700   New York State Local Government Assistance
              Corporation, Ser 1994 B                                                      3.33        01/09/06      1,700,000
     1,000   New York State Power Authority, Ser 1985                                      2.80        03/01/06      1,000,000
     2,500   Oneida Indian Nation of New York, Ser 2002                                    3.45        01/09/06      2,500,000
     1,000   Sales Tax Asset Receivable Corporation,
              2004 Ser A Eagle # 20040048 Class A (Ambac)                                  3.55        01/09/06      1,000,000
     1,800   Suffolk County Water Authority, Ser 2003 BANs                                 3.49        01/09/06      1,800,000

             PUERTO RICO
     1,000   Puerto Rico, Public Improvement  Ser 2001-1 TOCs (FSA)                        3.53        01/09/06      1,000,000
                                                                                                                 -------------
             TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
              (COST $51,920,000)                                                                                    51,920,000
                                                                                                                 -------------

                                                                                                       YIELD TO
                                                                                                       MATURITY
                                                                           COUPON      MATURITY       ON DATE OF
                                                                            RATE         DATE          PURCHASE
                                                                           ------      --------       ----------
             NEW YORK TAX-EXEMPT COMMERCIAL PAPER (8.5%)
     1,500   New York City Municipal Water Finance Authority,
              Ser 5-B                                                       3.18%      04/13/06           3.18%      1,500,000
             New York State,
     1,500    Environmental Quality Ser 1997 A                              2.95       01/10/06           2.95       1,500,000
     1,000    Environmental Quality Ser 1997 A                              2.95       01/12/06           2.95       1,000,000
     1,500   New York State Dormitory Authority, Columbia
              University 1997 Issue                                         2.80       01/12/06           2.80       1,500,000
                                                                                                                 -------------
             TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
              (COST $5,500,000)                                                                                      5,500,000
                                                                                                                 -------------
             NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (11.9%)
     1,500   Beacon City School District, Ser 2005 BANs, dtd 12/28/05       4.50       03/22/06           3.35       1,503,847
             Board of Cooperative Educational Services,
     1,000    Oswego County School District Ser 2005 RANs, dtd 06/23/05     4.00       06/23/06           2.85       1,005,330
     1,000    Suffolk County First Supervisory District Ser 2005
               RANs, dtd 07/01/05                                           3.75       06/29/06           2.84       1,004,364

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                    YIELD TO
PRINCIPAL                                                                                           MATURITY
AMOUNT IN                                                                  COUPON      MATURITY    ON DATE OF
THOUSANDS                                                                   RATE         DATE       PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------------------
$      937   Friendship Central School District, Ser 2005 BANs,
              dtd 08/03/05                                                  4.00%      08/03/06        2.85%     $     943,171
     1,000   Gloversville City School District, Ser 2005 BANs,
              dtd 12/01/05                                                  4.50       09/28/06        3.33          1,008,454
     1,280   Spencer-Van Etten Central School District, Ser 2005
               BANs, dtd 06/17/05                                           4.25       06/15/06        2.83          1,288,037
     1,000   Vestal, Ser 2005 BANs, dtd 07/14/05                            3.75       07/14/06        2.77          1,005,091
                                                                                                                 -------------
             TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
               (COST $7,758,294)                                                                                     7,758,294
                                                                                                                 -------------
             TOTAL INVESTMENTS (COST $65,178,294) (a)                                                 100.1%        65,178,294
             LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (0.1)           (70,826)
                                                                                                      -----      -------------
             NET ASSETS                                                                               100.0%     $  65,107,468
                                                                                                      =====      =============

----------
  AMT    ALTERNATIVE MINIMUM TAX.
  BANs   BOND ANTICIPATION NOTES.
P-FLOATs PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS.
  RANs   REVENUE ANTICIPATION NOTES.
  ROCs   RESET OPTION CERTIFICATES.
  TOCs   TENDER OPTION CERTIFICATES.
   +     RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2005.
   *     DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
  (a)    COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

 AMBAC   AMBAC ASSURANCE CORPORATION.
  CIFG   CIFG ASSURANCE NORTH AMERICA, INC.
  FGIC   FINANCIAL GUARANTY INSURANCE COMPANY.
  FSA    FINANCIAL SECURITY ASSURANCE INC.
  MBIA   MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
 RADIAN  RADIAN ASSET ASSURANCE INC.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

ASSETS:
Investments in securities, at value (cost $65,178,294)                             $   65,178,294
Cash                                                                                       69,070
Receivable for:
  Investments sold                                                                        300,615
  Interest                                                                                288,872
Prepaid expenses and other assets                                                          15,144
                                                                                   --------------
  TOTAL ASSETS                                                                         65,851,995
                                                                                   --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                                  627,571
  Investment advisory fee                                                                   8,521
  Distribution fee                                                                          5,306
  Administration fee                                                                        2,653
  Transfer agent fee                                                                          393
Accrued expenses and other payables                                                       100,083
                                                                                   --------------
  TOTAL LIABILITIES                                                                       744,527
                                                                                   --------------
  NET ASSETS                                                                       $   65,107,468
                                                                                   ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $   65,106,884
Accumulated undistributed net investment income                                               584
                                                                                   --------------
  NET ASSETS                                                                       $   65,107,468
                                                                                   ==============
NET ASSET VALUE PER SHARE
65,107,411 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)      $         1.00
                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

NET INVESTMENT INCOME:

INTEREST INCOME                                                                    $    1,635,690
                                                                                   --------------
EXPENSES
Investment advisory fee                                                                   304,994
Distribution fee                                                                           67,776
Professional fees                                                                          66,678
Shareholder reports and notices                                                            54,930
Administration fee                                                                         33,888
Transfer agent fees and expenses                                                           30,405
Trustees' fees and expenses                                                                 7,770
Custodian fees                                                                              6,555
Registration fees                                                                           3,154
Other                                                                                       8,872
                                                                                   --------------
  TOTAL EXPENSES                                                                          585,022
                                                                                   --------------
Less: amounts waived                                                                     (174,108)
Less: expense offset                                                                       (4,255)
                                                                                   --------------
  NET EXPENSES                                                                            406,659
                                                                                   --------------
NET INVESTMENT INCOME                                                              $    1,229,031
                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEAR             FOR THE YEAR
                                                          ENDED                    ENDED
                                                     DECEMBER 31, 2005        DECEMBER 31, 2004
                                                   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                              $           1,229,031    $             370,135
Dividends to shareholders from net investment
income                                                        (1,229,038)                (370,137)
Net increase (decrease) from transactions in
shares of beneficial interest                                 (4,974,819)               1,996,314
                                                   ---------------------    ---------------------
  NET INCREASE (DECREASE)                                     (4,974,826)               1,996,312

NET ASSETS:
Beginning of period                                           70,082,294               68,085,982
                                                   ---------------------    ---------------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME OF $584 AND $591,
RESPECTIVELY)                                      $          65,107,468    $          70,082,294
                                                   =====================    =====================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley New York Municipal Money Market Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2005, aggregated $160,350,878 and $165,415,331, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2005, included in Trustees' fees and expenses in the Statement of

Operations amounted to $6,941. At December 31, 2005, the Fund had an accrued pension liability of $61,064 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                       FOR THE YEAR            FOR THE YEAR
                                                          ENDED                   ENDED
                                                     DECEMBER 31, 2005       DECEMBER 31, 2004
                                                   ---------------------    ---------------------
Shares sold                                                  134,081,700              121,671,168
Shares issued in reinvestment of dividends                     1,229,038                  370,137
                                                   ---------------------    ---------------------
                                                             135,310,738              122,041,305
Shares redeemed                                             (140,285,557)            (120,044,991)
                                                   ---------------------    ---------------------
Net increase (decrease) in shares outstanding                 (4,974,819)               1,996,314
                                                   =====================    =====================

6. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. FEDERAL INCOME TAX STATUS
As of December 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income    $     61,790
Undistributed long-term gains                --
                                   ------------
Net accumulated earnings                 61,790
Capital loss carryforward                   (45)
Temporary differences                   (61,161)
                                   ------------
Total accumulated earnings         $        584
                                   ============

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to nondeductible expenses.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                2005               2004               2003               2002            2001
                                              --------           --------           --------           --------        --------
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $   1.00           $   1.00           $   1.00           $   1.00        $   1.00
                                              --------           --------           --------           --------        --------

Net income from investment operations            0.018              0.005              0.003              0.006           0.019
Less dividends from net investment income       (0.018)            (0.005)            (0.003)            (0.006)         (0.019)
                                              --------           --------           --------           --------        --------

Net asset value, end of period                $   1.00           $   1.00           $   1.00           $   1.00        $   1.00
                                              ========           ========           ========           ========        ========

TOTAL RETURN                                      1.84%              0.55%              0.27%              0.64%           1.90%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                  0.61%(1)(2)        0.68%(1)(2)        0.79%(1)(2)        0.80%(1)        0.78%(1)
Net investment income                             1.81%(2)           0.55%(2)           0.27%(2)           0.63%           1.90%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $ 65,107           $ 70,082           $ 68,086           $ 83,485        $ 75,240

----------
(1)  DOES NOT REFLECT THE EFFECT OF THE EXPENSE OFFSET OF 0.01%.
(2) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                              EXPENSE          NET INVESTMENT
                                     PERIOD ENDED              RATIO            INCOME RATIO
                                   -----------------      ----------------    ----------------
                                   DECEMBER 31, 2005                  0.86%               1.56%
                                   DECEMBER 31, 2004                  0.86                0.37
                                   DECEMBER 31, 2003                  0.80                0.26

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Municipal Money Market Trust (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Municipal Money Market Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 7, 2006

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                            TERM OF                                             IN FUND
                             POSITION(S)   OFFICE AND                                           COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*              5 YEARS**                 BY TRUSTEE***     HELD BY TRUSTEE
---------------------------- ----------   -------------------------------------------------- -------------- ------------------------
Michael Bozic (64)           Trustee      Since        Private Investor; Director or           197          Director of various
c/o Kramer Levin Naftalis                 April 1994   Trustee of the Retail Funds (since                   business organizations.
& Frankel LLP                                          April 1994) and the Institutional
Counsel to the Independent                             Funds (since July 2003); formerly
Trustees                                               Vice Chairman of Kmart Corporation
1177 Avenue of the Americas                            (December 1998-October 2000),
New York, NY 10036                                     Chairman and Chief Executive Officer
                                                       of Levitz Furniture Corporation
                                                       (November 1995-November 1998) and
                                                       President and Chief Executive
                                                       Officer of Hills Department Stores
                                                       (May 1991-July 1995); formerly
                                                       variously Chairman, Chief Executive
                                                       Officer, President and Chief
                                                       Operating Officer (1987-1991) of the
                                                       Sears Merchandise Group of Sears,
                                                       Roebuck & Co.

Edwin J. Garn (73)           Trustee      Since        Consultant; Director or Trustee of      197          Director of Franklin
1031 N. Chartwell Court                   January 1993 the Retail Funds (since January                      Covey (time management
Salt Lake City, UT 84103                               1993) and the Institutional Funds                    systems), BMW Bank of
                                                       (since July 2003); member of the                     North America, Inc.
                                                       Utah Regional Advisory Board of                      (industrial loan
                                                       Pacific Corp. (utility company);                     corporation), Escrow
                                                       formerly Managing Director of                        Bank USA (industrial
                                                       Summit Ventures LLC (2000-2004)                      loan corporation),
                                                       (lobbying and consulting firm);                      United Space Alliance
                                                       United States Senator (R-Utah)                       (joint venture between
                                                       (1974-1992) and Chairman, Senate                     Lockheed Martin and the
                                                       Banking Committee (1980-1986),                       Boeing Company) and
                                                       Mayor of Salt Lake City, Utah                        Nuskin Asia Pacific
                                                       (1971-1974), Astronaut, Space                        (multilevel marketing);
                                                       Shuttle Discovery (April 12-19,                      member of the board of
                                                       1985), and Vice Chairman, Huntsman                   various civic and
                                                       Corporation (chemical company).                      charitable
                                                                                                            organizations.

Wayne E. Hedien (71)         Trustee      Since        Retired; Director or Trustee of the     197          Director of The PMI
c/o Kramer Levin Naftalis                 September    Retail Funds (since September 1997)                  Group Inc. (private
& Frankel LLP                             1997         and the Institutional Funds (since                   mortgage insurance);
Counsel to the Independent                             July 2003); formerly associated                      Trustee and Vice
Trustees                                               with the Allstate Companies                          Chairman of The Field
1177 Avenue of the Americas                            (1966-1994), most recently as                        Museum of Natural
New York, NY 10036                                     Chairman of The Allstate                             History; director of
                                                       Corporation (March 1993-December                     various other business
                                                       1994) and Chairman and Chief                         and charitable
                                                       Executive Officer of its                             organizations.
                                                       wholly-owned subsidiary, Allstate
                                                       Insurance Company (July
                                                       1989-December 1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                            TERM OF                                             IN FUND
                             POSITION(S)   OFFICE AND                                           COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*              5 YEARS**                 BY TRUSTEE***     HELD BY TRUSTEE
---------------------------- ----------   -------------------------------------------------- -------------- ------------------------
Dr. Manuel H. Johnson (56)   Trustee      Since        Senior Partner, Johnson Smick           197          Director of NVR, Inc.
c/o Johnson Smick Group,                  July 1991    International, Inc., a consulting                    (home construction);
Inc.                                                   firm; Chairman of the Audit                          Director of KFX Energy;
888 16th Street, NW                                    Committee and Director or Trustee                    Director of RBS
Suite 740                                              of the Retail Funds (since July                      Greenwich Capital
Washington, D.C. 20006                                 1991) and the Institutional Funds                    Holdings (financial
                                                       (since July 2003); Co-Chairman and                   holding company).
                                                       a founder of the Group of Seven
                                                       Council (G7C), an international
                                                       economic commission; formerly Vice
                                                       Chairman of the Board of Governors
                                                       of the Federal Reserve System and
                                                       Assistant Secretary of the U.S.
                                                       Treasury.

Joseph J. Kearns (63)        Trustee      Since        President, Kearns & Associates LLC      198          Director of Electro
c/o Kearns & Associates LLC               July 2003    (investment consulting); Deputy                      Rent Corporation
PMB754                                                 Chairman of the Audit Committee and                  (equipment leasing),
23852 Pacific Coast                                    Director or Trustee of the Retail                    The Ford Family
Highway                                                Funds (since July 2003) and the                      Foundation, and the
Malibu, CA 90265                                       Institutional Funds (since August                    UCLA Foundation.
                                                       1994); previously Chairman of the
                                                       Audit Committee of the
                                                       Institutional Funds (October
                                                       2001-July 2003); formerly CFO of
                                                       the J. Paul Getty Trust.

Michael E. Nugent (69)       Trustee      Since        General Partner of Triumph Capital,     197          None.
c/o Triumph Capital, L.P.                 July 1991    L.P., a private investment
445 Park Avenue                                        partnership; Chairman of the
New York, NY 10022                                     Insurance Committee and Director or
                                                       Trustee of the Retail Funds (since
                                                       July 1991) and the Institutional
                                                       Funds (since July 2001); formerly
                                                       Vice President, Bankers Trust
                                                       Company and BT Capital Corporation
                                                       (1984-1988).

Fergus Reid (73)             Trustee      Since        Chairman of Lumelite Plastics           198          Trustee and Director of
c/o Lumelite Plastics                     July 2003    Corporation; Chairman of the                         certain investment
Corporation                                            Governance Committee and Director                    companies in the
85 Charles Colman Blvd.                                or Trustee of the Retail Funds                       JPMorgan Funds complex
Pawling, NY 12564                                      (since July 2003) and the                            managed by J.P. Morgan
                                                       Institutional Funds (since June                      Investment Management
                                                       1992).                                               Inc.

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                            TERM OF                                             IN FUND
                             POSITION(S)   OFFICE AND                                           COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*              5 YEARS**                 BY TRUSTEE***     HELD BY TRUSTEE
---------------------------- ----------   ------------ ------------------------------------- -------------- ------------------------
Charles A. Fiumefreddo       Chairman     Since        Chairman and Director or Trustee of     197          None.
(72)                         of the       July 1991    the Retail Funds (since July 1991)
c/o Morgan Stanley Trust     Board and                 and the Institutional Funds (since
Harborside Financial         Trustee                   July 2003); formerly Chief
Center,                                                Executive Officer of the Retail
Plaza Two,                                             Funds (until September 2002).
Jersey City, NJ 07311

James F. Higgins (57)        Trustee      Since        Director or Trustee of the Retail       197          Director of AXA
c/o Morgan Stanley Trust                  June 2000    Funds (since June 2000) and the                      Financial, Inc. and The
Harborside Financial                                   Institutional Funds (since July                      Equitable Life
Center,                                                2003); Senior Advisor of Morgan                      Assurance Society of
Plaza Two,                                             Stanley (since August 2000);                         the United States
Jersey City, NJ 07311                                  Director of the Distributor and                      (financial services).
                                                       Dean Witter Realty Inc.; previously
                                                       President and Chief Operating
                                                       Officer of the Private Client Group
                                                       of Morgan Stanley (May 1999-August
                                                       2000), and President and Chief
                                                       Operating Officer of Individual
                                                       Securities of Morgan Stanley
                                                       (February 1997-May 1999).

----------
   * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
     DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
 *** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
     OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                            TERM OF
    NAME, AGE AND        POSITION(S)      OFFICE AND
     ADDRESS OF           HELD WITH        LENGTH OF
  EXECUTIVE OFFICER      REGISTRANT      TIME SERVED*                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------- ----------------  --------------  ---------------------------------------------------------------------------
Ronald E. Robison      President and     Since May       President (since September 2005) and Principal Executive Officer of funds
(66)                   Principal         2003            in the Fund Complex (since May 2003); Managing Director of Morgan Stanley &
1221 Avenue of the     Executive                         Co. Incorporated and Morgan Stanley; Managing Director and Director of
Americas               Officer                           Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc.
New York, NY 10020                                       and Morgan Stanley Distributors Inc.; Managing Director, Chief
                                                         Administrative Officer and Director of Morgan Stanley Investment Advisors
                                                         Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and
                                                         Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since
                                                         May 2004); President (since September 2005) and Principal Executive
                                                         Officer (since May 2003) of the Van Kampen Funds; previously, Executive
                                                         Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the
                                                         Institutional Funds (March 2001-July 2003), Chief Global Operations
                                                         Officer of Morgan Stanley Investment Management Inc. and Chief Executive
                                                         Officer and Chairman of Van Kampen Investor Services.

J. David Germany       Vice President    Since           Managing Director and Chief Investment Officer - Global Fixed Income of
(51)                                     February 2006   Morgan Stanley Investment Management Inc., Morgan Stanley Investment
25 Cabot Square,                                         Advisors Inc., and Van Kampen Asset Management. Managing Director and
Canary Wharf,                                            Director of Morgan Stanley Investment Management Ltd. Vice President
London,                                                  (since February 2006) of the Morgan Stanley Retail Funds and Morgan
United Kingdom                                           Stanley Institutional Funds.
E144QA

Dennis F. Shea         Vice President    Since           Managing Director and Chief Investment Officer - Global Equity of
(52)                                     February 2006   Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment
1221 Avenue of the                                       Management Inc. and Van Kampen Asset Management. Vice President
Americas                                                 (since February 2006) of the Morgan Stanley Retail Funds and Morgan
New York, NY 10020                                       Stanley Institutional Funds. Previously, Managing Director and Director
                                                         of Global Equity Research at Morgan Stanley.

Barry Fink (50)        Vice President    Since           General Counsel (since May 2000) and Managing Director (since December
1221 Avenue of the                       February 1997   2000) of Morgan Stanley Investment Management; Managing Director (since
Americas                                                 December 2000) of the Investment Adviser and the Administrator; Vice
New York, NY 10020                                       President of the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                         Vice President of the Institutional Funds (since July 2003); Managing
                                                         Director, Secretary and Director of the Distributor; previously Secretary
                                                         (February 1997-July 2003) and General Counsel (February 1997-April 2004)
                                                         of the Retail Funds; previously Secretary (1997-2006) and Director
                                                         (1997-2005) of the Investment Adviser and the Administrator; and Secretary
                                                         and Director of the Distributor (1997-2005).

Amy R. Doberman (43)   Vice President    Since July      Managing Director and General Counsel, U.S. Investment Management; Managing
1221 Avenue of the                       2004            Director (since July 2004) and Secretary (since February 2006) of Morgan
Americas                                                 Stanley Investment Management Inc. and the Investment Adviser, Managing
New York, NY 10020                                       Director and Secretary of the Distributor (since Feburary 2006); Managing
                                                         Director (since February 2005) and Secretary (since Feburary 2006) of the
                                                         Administrator; Vice President of the Institutional and Retail Funds
                                                         (since July 2004); various positions with the Van Kampen Funds and certain of their service providers; previously, Managing Director and
                                                         General Counsel - Americas, UBS Global Asset Management
                                                         (July 2000-July 2004).

                                            TERM OF
    NAME, AGE AND        POSITION(S)      OFFICE AND
     ADDRESS OF           HELD WITH        LENGTH OF
  EXECUTIVE OFFICER      REGISTRANT      TIME SERVED*                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------- ----------------  --------------  ---------------------------------------------------------------------------
Carsten Otto (42)      Chief             Since           Managing Director and U.S. Director of Compliance for Morgan Stanley
1221 Avenue of the     Compliance        October 2004    Investment Management Inc. (since October 2004); Managing Director of the
Americas               Officer                           Investment Adviser and Morgan Stanley Investment Management Inc.; formerly
New York, NY 10020                                       Assistant Secretary and Assistant General Counsel of the Morgan Stanley
                                                         Retail Funds.

Stefanie V. Chang      Vice President    Since July      Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley
(39)                                     2003            Investment Management Inc. and the Investment Adviser; Vice President of
1221 Avenue of the                                       the Institutional Funds (since December 1997) and the Retail Funds (since
Americas                                                 July 2003); various positions with the Van Kampen Funds; formerly
New York, NY 10020                                       practiced law with the New York law firm of Rogers & Wells (now Clifford
                                                         Chance US LLP).

Francis J. Smith       Treasurer and     Treasurer       Executive Director of the Investment Adviser and the Administration (since
(40)                   Chief             since July      December 2001); previously, Vice President of the Retail Funds (September
c/o Morgan Stanley     Financial         2003 and        2002-July 2003); Vice President of the Investment Adviser and the
Trust                  Officer           Chief           Administrator (August 2000-November 2001).
Harborside Financial                     Financial
Center,                                  Officer
Plaza Two,                               since
Jersey City, NJ 07311                    September
                                         2002

Thomas F. Caloia       Vice President    Since July      Executive Director (since December 2002) and Assistant Treasurer of the
(59)                                     2003            Investment Adviser, the Distributor and the Administrator; previously
c/o Morgan Stanley                                       Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice
Trust                                                    President of the Investment Adviser, the Distributor and the Administrator.
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ 07311

Mary E. Mullin (38)    Secretary         Since July      Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley
1221 Avenue of the                       2003            Investment Management Inc. and the Investment Adviser; Secretary of the
Americas                                                 Institutional Funds (since June 1999) and the Retail Funds (since July
New York, NY 10020                                       2003); formerly practiced law with the New York law firms of McDermott,
                                                         Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
     FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          For the year ended December 31, 2005, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

37906RPT-RA06-00044P-Y12/05

                                                                  MORGAN STANLEY
                                                              NEW YORK MUNICIPAL
                                                              MONEY MARKET TRUST

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)  Not applicable.

        (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

        2005

                                                         REGISTRANT      COVERED ENTITIES(1)
           AUDIT FEES                                    $   26,938      N/A

           NON-AUDIT FEES
                   AUDIT-RELATED FEES                    $      540(2)   $                  (2)
                   TAX FEES                              $    5,485(3)   $                  (4)
                   ALL OTHER FEES                        $        -      $                 -
           TOTAL NON-AUDIT FEES                          $    6,025      $

           TOTAL                                         $   32,963      $

        2004

                                                         REGISTRANT      COVERED ENTITIES(1)
           AUDIT FEES                                    $   25,660      N/A

           NON-AUDIT FEES
                   AUDIT-RELATED FEES                    $      452(2)   $         3,746,495(2)
                   TAX FEES                              $    5,977(3)   $            79,800(4)
                   ALL OTHER FEES                        $        -      $                 -(5)
           TOTAL NON-AUDIT FEES                          $    6,429      $         3,826,295

           TOTAL                                         $   32,089      $         3,826,295

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

        MORGAN STANLEY RETAIL FUNDS
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley & Co. Incorporated
        Morgan Stanley DW Inc.
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investment Management Limited
        Morgan Stanley Investment Management Private Limited
        Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
        Van Kampen Asset Management
        Morgan Stanley Services Company, Inc.
        Morgan Stanley Distributors Inc.
        Morgan Stanley Trust FSB

        MORGAN STANLEY INSTITUTIONAL FUNDS
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley Investment Management Limited
        Morgan Stanley Investment Management Private Limited
        Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
        Morgan Stanley & Co. Incorporated
        Morgan Stanley Distribution, Inc.
        Morgan Stanley AIP GP LP
        Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)  Not applicable.

Item 6.  Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006